Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts under Swaps Contracts	The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below:

	December 31,
(Thousands of dekatherms)	2019	2018
Contract notional amounts	11,965	13,387

Paid to and Received from Counterparties for Settlements of Matured Swaps
The following table presents the amounts paid to and received from counterparties for settlements of matured Swaps:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Paid to counterparties	$10,438	$6,781	$3,100
Received from counterparties	$1,352	$606	$1,685

Fair Values of Swaps in Consolidated Balance Sheets
Fair values of derivatives not designated as hedging instruments:

(Thousands of dollars)
December 31, 2019
Swap Position
Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total	Offsetting Balance Sheet Location (Regulatory Asset/(Liability))
Swaps	Other current liabilities	$3	$(10,954)	$(10,951)	Prepaid and other current assets
Total		$3	$(10,954)	$(10,951)

December 31, 2018
Swap Position
Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total	Offsetting Balance Sheet Location (Regulatory Asset/(Liability))
Swaps	Prepaid and other current assets	$243	$(99)	$144	Other current liabilities
Swaps	Other current liabilities	1,595	(3,347)	(1,752)	Prepaid and other current assets
Swaps	Other deferred credits	141	(251)	(110)	Deferred charges and other assets
Total		$1,979	$(3,697)	$(1,718)